REVENUES	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUES
NOTE 18 - REVENUES

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Turnkey contracts	29,729	29,882	32,252
Games	1,709	1,994	2,006
Total royalties	31,438	31,876	34,258
Development and other services from Aspire (See also Note 4)	767	1,617	2,430
Development and other services from NPI (See also Note 10)	5,651	7,578	4,404
Development and other services from Michigan Joint Operation (See also Note 10)	1,449	1,433	1,413
Total Development and other services	7,867	10,628	8,247
Access to IP rights (Caesars only, see also Note 9)	14,293	7,959	6,697
Total Lottery revenues	53,598	50,463	49,202
Core	80,475	-	-
Games	18,265	-	-
Sports	13,360	-	-
Total Aspire revenues	112,100	-	-
Total Revenues	165,698	50,463	49,202